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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

                     ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-22250

                               -----------------

                                PIMCO ETF Trust
              (Exact name of registrant as specified in charter)

                               -----------------

               650 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                Trent W. Walker
             Treasurer (Principal Financial & Accounting Officer)
                                PIMCO ETF Trust
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

                               -----------------

                                  Copies to:
                                Brendan C. Fox
                                  Dechert LLP
                              1900 K Street, N.W.
                            Washington, D.C. 20006

                               -----------------

      Registrant's telephone number, including area code: (888) 400-4383

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2016 to June 30, 2017

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22250
Reporting Period: 07/01/2016 - 06/30/2017
PIMCO ETF Trust









=============== PIMCO 0-5 Year High Yield Corporate Bond Index  ================
===============              Exchange-Traded Fund               ================


TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC

Ticker:       VSTE-US        Security ID:  882330AF0
Meeting Date: AUG 03, 2016   Meeting Type: Written Consent
Record Date:  JUN 07, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out Of The Releases                 None      Abstain      Management




=========== PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO 25+ Year Zero Coupon U.S. Treasury Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Diversified Income Active Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Enhanced Short Maturity Active Exchange-Traded Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO Global Advantage(R) Inflation-Linked Bond Active  ============
===========                  Exchange-Traded Fund                   ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Intermediate Municipal Bond Active Exchange-Traded  ===========
==========                           Fund                            ===========


PUERTO RICO ELECTRIC POWER AUTHORITY

Ticker:                      Security ID:  74526QLY6
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.




========= PIMCO Investment Grade Corporate Bond Index Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Low Duration Active Exchange-Traded Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Short Term Municipal Bond Active Exchange-Traded Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Total Return Active Exchange-Traded Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2017